Financial Risk Management - Summary of Quantitative Data About Exposure to Currency Risk (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 273,108	$ 508,982	$ 375,753	$ 479,381
Accounts receivable, net of expected credit losses	323,660	230,130
Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	277,951	508,982
Available-for-salesecurities		55
Accounts receivable, net of expected credit losses	329,950	480,792
Secured debt and bonds	(3,329,383)	(3,120,394)
Unsecured debt	(678,197)	(631,719)
Accrued expenses	(120,894)
Accounts payable	(739,701)	(532,048)
Net financial position exposure	(4,260,274)	(3,294,332)
USD [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	172,966	342,524
Accounts receivable, net of expected credit losses	186,841	71,640
Secured debt and bonds	(3,115,356)	(2,931,194)
Unsecured debt	(675,699)	(628,767)
Accrued expenses	(91,118)
Accounts payable	(505,789)	(286,401)
Net financial position exposure	(4,028,155)	(3,432,198)
Colombian, Pesos [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	33,822	70,957
Accounts receivable, net of expected credit losses	56,862	133,319
Secured debt and bonds	(29,316)	(61,784)
Unsecured debt	(2,498)	(2,952)
Accrued expenses	(20,363)
Accounts payable	(97,830)	(144,146)
Net financial position exposure	$ (59,323)	$ (4,606)
Percentage change in exchange rate	(4.03%)	1.00%
Sensitivity analysis effect on profit of the year	$ 2,391	$ (46)
Euro [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	7,501	20,914
Accounts receivable, net of expected credit losses	6,863	50,983
Secured debt and bonds	(170,670)	(127,416)
Accrued expenses	(7,577)
Accounts payable	(22,293)	(10,239)
Net financial position exposure	$ (186,176)	$ (65,758)
Percentage change in exchange rate	(5.64%)	1.00%
Sensitivity analysis effect on profit of the year	$ 10,500	$ (658)
Venezuelan Bolivares [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents		11
Available-for-salesecurities		55
Accounts receivable, net of expected credit losses		102
Accounts payable		(119)
Net financial position exposure		49
Argentinean, Pesos [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	16,430	6,874
Accounts receivable, net of expected credit losses	6,843	8,282
Accrued expenses	(231)
Accounts payable	5,471	(7,184)
Net financial position exposure	$ 17,571	$ 7,972
Percentage change in exchange rate	2.36%	1.00%
Sensitivity analysis effect on profit of the year	$ 415	$ 80
Brazilian Reals [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	20,769	19,468
Accounts receivable, net of expected credit losses	33,632	21,749
Accrued expenses	(717)
Accounts payable	(16,203)	(11,943)
Net financial position exposure	$ 37,481	$ 29,274
Percentage change in exchange rate	(4.39%)	1.00%
Sensitivity analysis effect on profit of the year	$ (1,645)	$ 293
Other [member] | Currency Risk [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	26,463	48,234
Accounts receivable, net of expected credit losses	38,909	194,717
Secured debt and bonds	(14,041)
Accrued expenses	(888)
Accounts payable	(92,115)	(72,016)
Net financial position exposure	$ (41,672)	$ 170,935